Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Basic and diluted earnings per share

The table below presents a reconciliation of numerators and denominators used in computing earnings per share. The Company has a deferred stock plan and subscription warrants – indemnification, as mentioned in Notes 9.c and 25, respectively.

	2021			2020 - Re-presented (ii)			2019 - Re-presented (ii)
	Continuing operations	Discontinued operations (i)	Total	Continuing operations	Discontinued operations (i)	Total	Continuing operations	Discontinued operations (i)	Total
Basic earnings per share
Net income for the year of the Company	785,199	65,264	850,463	612,750	280,633	893,383	865,783	(492,257)	373,526
Weighted average shares outstanding (in thousands)	1,090,500	1,090,500	1,090,500	1,089,414	1,089,414	1,089,414	1,086,485	1,086,485	1,086,485
Basic earnings per share – R$	0.7200	0.0598	0.7799	0.5625	0.2576	0.8201	0.7969	(0.4531)	0.3438
Diluted earnings per share
Net income for the year of the Company	785,199	65,264	850,463	612,750	280,633	893,383	865,783	(492,257)	373,526
Weighted average shares outstanding (in thousands), including dilution effects	1,096,962	1,096,962	1,096,962	1,095,842	1,095,842	1,095,842	1,092,873	1,092,873	1,092,873
Diluted earnings per share – R$	0.7158	0.0595	0.7753	0.5592	0.2561	0.8152	0.7922	(0.4504)	0.3418
Weighted average shares outstanding (in thousands)
Weighted average shares outstanding for basic per share			1,090,500			1,089,414			1,086,485
Dilution effect
Subscription warrants – indemnification			3,548			3,570			3,774
Deferred stock plan			2,914			2,858			2,614
Weighted average shares outstanding for diluted per share			1,096,962			1,095,842			1,092,873

(i) For further details, see Note 3.c.2.

(ii) For further details, see Note 3.c.3.